FORM N-SAR
                              SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /            (a)
             or fiscal year ending:  12/31/2003        (b)

Is this a transition report?  (Y/N):                                         N

Is this an amendment to a previous filing?  (Y/N):                           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: VA-I Separate Account of First UNUM Life Insurance
                         Company

    B.  File Number:  811-06455

    C.  Telephone Number:  (800) 893-7168


2.  A.  Street: 120 White Plains Road

    B.  City: Tarrytown       C. State: NY   D. Zip Code: 10591  Zip Ext: ____

    E.  Foreign County: _______________________ Foreign Postal Code: _________


3.  Is this the first filing on this form by Registrant? (Y/N)               N

4.  Is this the last filing on this form by Registrant? (Y/N)                N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)          N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)                      Y
    [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)          N
        [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have at
        the end of the period?                                               1


SCREEN NUMBER: 01                PAGE NUMBER: 01

For period ending 12/31/2003            If filing more than one
File number 811-6455                    Page 47, "X" box:      [ ]


UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:                 State:       Zip Code:        Zip Ext.:

        [/] Foreign Country: _________________ Foreign Postal Code:___________

112. A. [/] Sponsor Name: ____________________________________________________

     B. [/] File Number (If any): __________

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 55                PAGE NUMBER: 47

For period ending 12/31/2003            If filing more than one
File number 811-6455                    Page 48, "X" box:      [ ]


113. A. [/] Trustee Name: ____________________________________________________

     B. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:                  State:       Zip Code:        Zip Ext.:

        [/] Foreign Country: _________________ Foreign Postal Code:___________

115. A. [/] Independent Public Accountant Name:

     B. [/] City:                  State:       Zip Code:        Zip Ext.:

        [/] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 56                PAGE NUMBER: 48

For period ending 12/31/2003            If filing more than one
File number 811-6455                    Page 49, "X" box:      [ ]


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)

     B. [/] Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?
            (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)

     C. [/] Scheduled premium variable life contracts? (Y/N)

     D. [/] Flexible premium variable life contracts? (Y/N)

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                           $

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period


SCREEN NUMBER: 57                PAGE NUMBER: 49

For period ending 12/31/2003            If filing more than one
File number 811-6455                    Page 50, "X" box:      [ ]


123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                      $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                            $

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                            $        0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of     Total Assets     Total Income
                                     Series        ($000's       Distributions
                                   Investing       omitted)     ($000's omitted)
                                   ---------     ------------   ----------------

U.S. Treasury direct issue           _____       $__________       $__________

U.S. Government agency               _____       $__________       $__________

State and municipal tax-free         _____       $__________       $__________

Public utility debt                  _____       $__________       $__________

Brokers or dealers debt or debt of
brokers' or dealers' parent          _____       $__________       $__________

All other corporate intermed. &
long-term debt                       _____       $__________       $__________

All other corporate short-term debt  _____       $__________       $__________

Equity securities of brokers or
dealers or parents of brokers or
dealers                              _____       $__________       $__________

Investment company equity
securities                           _____       $__________       $__________

All other equity securities            1         $     3,150       $         0

Other securities                     _____       $__________       $__________

Total assets of all series of
Registrant                             1         $     3,150       $         0


SCREEN NUMBER: 58                PAGE NUMBER: 50

For period ending 12/31/2003            If filing more than one
File number 811-6455                    Page 51, "X" box:      [ ]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                   $       32

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         NONE


SCREEN NUMBER: 59                PAGE NUMBER: 51

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Chattanooga       State of: Tennessee        Date: February 27, 2004


           VA-I Separate Account of First UNUM Life Insurance Company
           ----------------------------------------------------------
                               Name of Registrant



Witness: /s/ Dorothy I. Higdon               By: /s/ Vicki W. Corbett
         -------------------------               ------------------------
         Dorothy I. Higdon                       Vicki W. Corbett
                                                 Vice President and
                                                 Controller, Financial
                                                 Resources